Income Tax Expense - Disclosure of Income Tax Expense Benefit (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current tax
Current tax on profits for the fiscal year		$ 0	$ 34
Total current tax expense		0	34
Deferred income tax
Decrease in deferred tax assets	$ (1,730,865)	(2,326,468)	244,144
Decrease in deferred tax liabilities	1,730,865	2,326,468	(244,144)
Total deferred tax (benefit)/expense		0	0
Income tax expense	$ 0	$ 0	$ 34	[1]

[1]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.